Income Tax Expense - Summary of Unused MAT Credits (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused minimum alternative tax credit	₨ 3,996	$ 53	₨ 3,996
2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused minimum alternative tax credit	1,036	14	1,036
2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused minimum alternative tax credit	137	2	137
2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused minimum alternative tax credit	521	7	521
2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused minimum alternative tax credit	517	7	517
2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused minimum alternative tax credit	1,035	14	1,035
2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused minimum alternative tax credit	633	8	633
2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused minimum alternative tax credit	81	1	81
2029 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused minimum alternative tax credit	₨ 36	$ 0	₨ 36